Interest Income (Details) - Schedule of interest expense - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Interest Income (Details) - Schedule of interest expense [Line Items]
Interest expense not including expenses from hedge accounting	$ (624,314)	$ (866,327)	$ (809,956)
Demand Deposits [Member]
Interest Income (Details) - Schedule of interest expense [Line Items]
Interest expense not including expenses from hedge accounting	(15,102)	(15,526)	(16,285)
Repurchase Agreements [Member]
Interest Income (Details) - Schedule of interest expense [Line Items]
Interest expense not including expenses from hedge accounting	(1,899)	(9,710)	(6,439)
Time Deposits And Liabilities [Member]
Interest Income (Details) - Schedule of interest expense [Line Items]
Interest expense not including expenses from hedge accounting	(161,967)	(362,479)	(352,345)
Interbank Loans [Member]
Interest Income (Details) - Schedule of interest expense [Line Items]
Interest expense not including expenses from hedge accounting	(45,103)	(50,354)	(39,971)
Issued Debt Instruments [Member]
Interest Income (Details) - Schedule of interest expense [Line Items]
Interest expense not including expenses from hedge accounting	(372,646)	(395,999)	(374,682)
Other financial liabilities [Member]
Interest Income (Details) - Schedule of interest expense [Line Items]
Interest expense not including expenses from hedge accounting	(648)	(1,343)	(2,808)
Lease contracts [Member]
Interest Income (Details) - Schedule of interest expense [Line Items]
Interest expense not including expenses from hedge accounting	(2,651)	(2,965)
Other Interest Expense [Member]
Interest Income (Details) - Schedule of interest expense [Line Items]
Interest expense not including expenses from hedge accounting	(24,298)	(27,951)	(17,426)
Hedged Of Interest [Member]
Interest Income (Details) - Schedule of interest expense [Line Items]
Interest expense not including expenses from hedge accounting	(447,084)	(680,827)	(629,467)
Hedged Of Interest [Member] | Demand Deposits [Member]
Interest Income (Details) - Schedule of interest expense [Line Items]
Interest expense not including expenses from hedge accounting	(13,576)	(14,018)	(14,914)
Hedged Of Interest [Member] | Repurchase Agreements [Member]
Interest Income (Details) - Schedule of interest expense [Line Items]
Interest expense not including expenses from hedge accounting	(1,899)	(9,710)	(6,439)
Hedged Of Interest [Member] | Time Deposits And Liabilities [Member]
Interest Income (Details) - Schedule of interest expense [Line Items]
Interest expense not including expenses from hedge accounting	(141,091)	(335,307)	(317,061)
Hedged Of Interest [Member] | Interbank Loans [Member]
Interest Income (Details) - Schedule of interest expense [Line Items]
Interest expense not including expenses from hedge accounting	(45,103)	(50,354)	(39,971)
Hedged Of Interest [Member] | Issued Debt Instruments [Member]
Interest Income (Details) - Schedule of interest expense [Line Items]
Interest expense not including expenses from hedge accounting	(232,551)	(250,512)	(241,455)
Hedged Of Interest [Member] | Other financial liabilities [Member]
Interest Income (Details) - Schedule of interest expense [Line Items]
Interest expense not including expenses from hedge accounting	(637)	(1,310)	(2,698)
Hedged Of Interest [Member] | Lease contracts [Member]
Interest Income (Details) - Schedule of interest expense [Line Items]
Interest expense not including expenses from hedge accounting	(2,651)	(2,965)
Hedged Of Interest [Member] | Other Interest Expense [Member]
Interest Income (Details) - Schedule of interest expense [Line Items]
Interest expense not including expenses from hedge accounting	(9,576)	(16,651)	(6,929)
Hedged Of Inflation Adjustments [Member]
Interest Income (Details) - Schedule of interest expense [Line Items]
Interest expense not including expenses from hedge accounting	(177,230)	(185,500)	(180,489)
Hedged Of Inflation Adjustments [Member] | Demand Deposits [Member]
Interest Income (Details) - Schedule of interest expense [Line Items]
Interest expense not including expenses from hedge accounting	(1,526)	(1,508)	(1,371)
Hedged Of Inflation Adjustments [Member] | Repurchase Agreements [Member]
Interest Income (Details) - Schedule of interest expense [Line Items]
Interest expense not including expenses from hedge accounting
Hedged Of Inflation Adjustments [Member] | Time Deposits And Liabilities [Member]
Interest Income (Details) - Schedule of interest expense [Line Items]
Interest expense not including expenses from hedge accounting	(20,876)	(27,172)	(35,284)
Hedged Of Inflation Adjustments [Member] | Interbank Loans [Member]
Interest Income (Details) - Schedule of interest expense [Line Items]
Interest expense not including expenses from hedge accounting
Hedged Of Inflation Adjustments [Member] | Issued Debt Instruments [Member]
Interest Income (Details) - Schedule of interest expense [Line Items]
Interest expense not including expenses from hedge accounting	(140,095)	(145,487)	(133,227)
Hedged Of Inflation Adjustments [Member] | Other financial liabilities [Member]
Interest Income (Details) - Schedule of interest expense [Line Items]
Interest expense not including expenses from hedge accounting	(11)	(33)	(110)
Hedged Of Inflation Adjustments [Member] | Lease contracts [Member]
Interest Income (Details) - Schedule of interest expense [Line Items]
Interest expense not including expenses from hedge accounting
Hedged Of Inflation Adjustments [Member] | Other Interest Expense [Member]
Interest Income (Details) - Schedule of interest expense [Line Items]
Interest expense not including expenses from hedge accounting	$ (14,722)	$ (11,300)	$ (10,497)